Accrued expenses (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Accrued expenses
Accrued payroll	$ 844,331	$ 480,404
Accrued rental fee	2,265	77,777
Accrued promotion fee	9,368	51,252
Audit fee payable		20,000
Accrued Interest	202,405	219,097
Other	334	13,020
Total	$ 1,058,703	$ 861,550